FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENT [Abstract]
Schedule Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis
The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of December 31, 2013 and 2012:

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets:
Corporate debentures	$-	$39,216	$-	$39,216
ARS	-	-	1,061	1,061
Government debentures	-	3,783	-	3,783
Government sponsored enterprises	-	3,682	-	3,682
Money markets funds	6,762	-	-	6,762
Investment in affiliated companies	-	-	24,720	24,720

Total	$6,762	$46,681	$25,781	$79,224

Liabilities:
Foreign currency derivatives	$-	$16	$-	$16
Contingent consideration	$-	$-	$7,896	$7,896

Total	$-	$16	$7,896	$7,912

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Corporate debentures	$-	$17,847	$-	$17,847
ARS	-	-	1,230	1,230
Government debentures	-	4,302	-	4,302
Government sponsored enterprises	-	13,231	-	13,231
Money markets funds	12,492	-	-	12,492
Foreign currency derivatives	-	152	-	152

Total	$12,492	$35,532	$1,230	$49,254

Liabilities:
Contingent consideration	$-	$-	$6,750	$6,750

Total	$-	$-	$6,750	$6,750

Schedule Of Changes In Level 3 Investments Measured On A Recurring Basis
The table below presents the changes in Level 3 investments measured on a recurring basis:

	December 31,
	2013	2012

Balance at the beginning of the year	$1,230	$1,313
Changes in realized gains included in earnings	31	5
Sales (*)	(200)	(100)
Changes in unrealized gains included in Other comprehensive income	-	12

Balance at the end of the year	$1,061	$1,230

(*)
During 2013, the Company sold ARS with carrying amount of $169 for a total consideration of $200, which reflects a gain of $31. During 2012, the Company sold ARS with carrying amount of $95 for a total consideration of $100, which reflects a gain of $5.

Schedule Of Changes In Level 3 Contingent Consideration Obligations Measured On A Recurring Basis
The table below presents the changes in Level 3 contingent consideration obligations measured on a recurring basis and related to business combinations of THB in December 2010 and from RBT investment in May 2012:

	December 31,
	2013	2012

Fair value at the beginning of the year	$6,750	$2,535
Acquisition date fair value of contingent consideration related to additional investment in RBT (see Note 1b5)	-	6,125
Changes in the fair value of contingent consideration, net	1,146	(1,910)

Fair value at the end of the year	$7,896	$6,750

Schedule of Fair Value Liabilities Measured on Recurring Basis Related to Deconsolidation
The table below presents the changes in Level 3 investment in Iluminage Beauty measured on a recurring basis and related to deconsolidation of Syneron Beauty in December 9, 2013:

	December 31,
	2013	2012

Fair value at the beginning of the year	$-	$-
Fair value of investment in Iluminage Beauty (see Note 1b1)	24,720	-
Changes in the fair value	-	-

Fair value at the end of the year	$24,720	$-